Goodwill, Software And Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Intangible Assets by Major Class [Line Items]
Impairment losses		¥ 30,323	¥ 4,764
Amortization of intangible assets	493,436	473,247	481,043
Intangible assets	71,075	31,834
Gains resulting from the exchange of rights	59,996
Co-Ownership Interest of Land
Intangible Assets by Major Class [Line Items]
Intangible assets	45,429
Rights to Acquire Building
Intangible Assets by Major Class [Line Items]
Intangible assets	16,792
Long Distance And International Communications Business
Intangible Assets by Major Class [Line Items]
Impairment losses		¥ 23,042
Computer Software
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	5 years
Rights To Use Utility Facilities
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	50 years
Other Intangibles
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	10 years